S000016933 [Member] Expense Example, No Redemption - ClearBridge Variable Growth Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 89
Expense Example, No Redemption, 3 Years	277
Expense Example, No Redemption, 5 Years	481
Expense Example, No Redemption, 10 Years	1,072
Class II
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	622
Expense Example, No Redemption, 10 Years	$ 1,374